Exhibit 99.7

Opus Capital Markets Consultants, LLC

Arroyo 2019 -1

January 30, 2019

Opus CMC	Privileged and Confidential	Page 1

Executive Narrative

January 30, 2019

Performed by

Opus Capital Markets Consultants, LLC

For: U.S. National Bank, not in its individual capacity but solely as trustee on behalf of multiple revolving mortgage investment trusts

This report summarizes the results of a due diligence review performed on a pool of 36 mortgage loans provided by U.S. National Bank, not in its individual capacity but solely as trustee on behalf of multiple revolving mortgage investment trusts (“Client”) who provided Opus Capital Markets Consultants, LLC (“Opus CMC” or “Consultant”) with a data tape, from which 100% of the loan sample was chosen and loaded into the OpusFirst® underwriting software. Consultant performed a detailed compliance and credit review on all loans.

Opus CMC was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

The Consultant performed a credit, compliance and data comparison review to meet the critieria as published by the Nationally Recognized Statistical Rating Organizations (“NRSRO”).

Consultant reviewed common identifiers for all loans in the population and confirmed there were no obligors with multiple loans in the pool.

1.	Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

1.1	Guidelines

Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.

1.2	Employment

Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.

1.3	Income

Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.

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1.4	Assets

Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.

1.5	Debt Ratio

Recalculate the debt to income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.

1.6	Property Valuation

Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value.

1.7	Loan-to-Value Ratio

Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.

1.8	Credit History

Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.

1.9	Credit Scores

Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines

1.10	Compensating Factors

Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

2.	Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

2.1	Collateral Docs

2.1.1	Title Commitment / Policy

Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.

2.1.2	Mortgage Note / Security Instrument

Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

2.1.3	Mortgage / Deed of Trust

Verify the presence of a copy of the Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed.

2.1.4	Conveyance Deed

Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

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2.2	Closing Docs

2.2.1	Final Hud-1 Settlement Statement

Verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

2.2.2	Final Truth-in-Lending Disclosure

Verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.

2.2.3	Notice of Right to Cancel

If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

2.3	Credit Docs

2.3.1	Loan Application

Verify the presence and completeness of both the initial and final loan applications.

2.3.2	Underwriting Worksheet

Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.

2.3.3	Credit Report

Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.

2.3.4	Housing Payment History

In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.

2.3.5	Letters of Explanation

When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

2.3.6	Gift Letters

When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

2.3.7	Income Documentation

Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

2.3.8	Asset Documentation

Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.

2.3.9	Property Valuation Tools

Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.

2.3.10	Proof of Insurance

Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

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3.	Regulatory Compliance

Assess each loan for compliance to regulatory standards in place at the time of origination. The Regulatory Compliance review will consist of the following:

3.1	Truth in Lending Act / Reg. Z

3.1.1	Notice of Right to Cancel

When applicable to the loan transaction verify that a copy of the Notice of Right to Cancel is present in the loan file and review for the following:

3.1.1.1	Execution

Verify all required parties received a copy of the notice and that execution signatures and dates are present as evidence.

3.1.1.2	Rescission Period

Verify that a fully compliant three day rescission period was provided.

3.1.1.3	Form

Verify that the notice was created on the proper form based on the details of the transaction and that all pertinent information is accurate.

3.1.2	Truth in Lending Disclosure

Verify that a copy of the Final Truth-in-Lending Statement is available in the loan file. Review for the following:

3.1.2.1	Execution

Verify all required parties have duly executed the final TIL

3.1.2.2	Finance Charge

Validate that the finance charge disclosed to the borrower is accurate within the allowable tolerance.

3.1.2.3	APR

Verify that the APR disclosed to the borrower is accurate within 0.125 percent of the actual.

3.1.2.4	Form

Confirm that that the appropriate form was utilized and that all pertinent disclosures were made appropriately.

3.1.2.5	Payment Stream

Verify that the interest rate and payment stream summary stated on the Final TIL is accurate in all material respects.

3.1.3	MDIA

Verify that each loan as applicable meets the requirements of Mortgage Disclosure Improvement Act effective for applications take on or after October 1st 2010. The review will consist of the following:

3.1.3.1	Initial Disclosures

Verify that the creditor delivered Initial Disclosures within three general business days of the initial application.

3.1.3.2	Early Fees

Confirm that the borrower(s) were not charged any fees other than the credit report fee prior to the borrower(s) receipt of the Initial Disclosures.

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3.1.3.3	Seven Day Waiting Period

Verify that Initial Disclosures were provided no less than 7 specific business days prior to closing.

3.2	RESPA / Reg. X

Verify that each loan as applicable meets the requirements of the January 1st 2010 effective amendments to Regulation X. The review will consist of the following:

3.2.1	Good Faith Estimate

Verify RESPA compliance requirements for the Good Faith Estimate. The review of the GFE will consist of the following:

3.2.1.1	Form

Verify that copies of the required Good Faith Estimates are evidenced in the loan file and that the form used is appropriate based on the origination date of the loan.

3.2.1.2	Terms

Verify that the terms of the loan are accurately disclosed on the Good Faith Estimate.

3.2.1.3	Timing

Verify that the GFE was provided to the borrower(s) within three days of the Application Date

3.2.1.4	Fees

Verify that all fees are accurately disclosed, reasonable and customary and located in the appropriate sections of the disclosure document

3.2.1.5	Change of Circumstance

Verify that each occurrence of the Good Faith Estimate is supported by a documented valid Change of Circumstance.

3.2.2	HUD-1 Settlement Statement

Verify that each loan file contains a copy of the Final HUD-1 Settlement Statement. A review of the HUD-1 will be conducted for the following:

3.2.2.1	Form

Verify that the HUD-1 is a complete, final and fully compliant copy completed on the correct form and is certified by the title company or signed by all required parties.

3.2.2.2	Fees

Confirm that all fees are accurately disclosed in the appropriate locations and are reasonable and customary for the transaction.

3.2.3	GFE & HUD-1 Comparison

Compare terms of the Goof Faith Estimate and Final HUD-1 Settlement Statement to verify compliance with RESPA 2010 requirements for proper disclosure of borrower(s) charges. The review will consist of the following:

3.2.3.1	No Variance Fees

Verify that the fees disclosed on the Good Faith Estimate mirror borrower charges from the HUD-1 Settlement Statement and that there is no variance in the cost of fees for the following charges: Origination Fee, Discount Points/Interest Credit and Transfer Tax.

3.2.3.2	Tolerance Fees

Verify fees disclosed on the Good Faith Estimate are within a 10% tolerance from the final fees charged to the borrower on the Final HUD-1 Settlement Statement. Fees allowable for 10% tolerance include fees for: lender-required or preferred settlement services and government recording charges.

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3.2.4	Servicing Transfer Disclosure

Verify that a copy of the Servicing Transfer Disclosure form is evidenced in the loan file and that the borrower(s) received a copy within three general business days of Application.

3.2.5	Special Information Booklet

Verify that a copy of the Special Information Booklet was provided to the borrower(s) within three days of Application for purchase and construction to permanent transactions.

3.2.6	Affiliated Business Disclosure

Verify that a copy of the Affiliated Business Disclosure was provided to the borrower(s) within three general business days of Application for transaction where the lender has affiliated businesses who are party to the transaction.

3.2.7	Initial Escrow Disclosure Statement

Verify that a copy of the Initial Escrow Disclosure Statement is evidenced in the loan file and that a copy was provided to the borrower(s) at closing or within 45 days from settlement.

3.3	Home Ownership Equity Protection Act

Verify that no loan is a HOEPA loan and that all loans meet the applicable tolerances, threshold and general requirements to not be considered “high-cost” loans. This includes the expansion of the HOEPA rules under the Dodd-Frank Act.

3.4	State and Local Anti-Predatory Lending Statutes

Verify that no mortgage is a “high-cost” loan or a “covered” loan and that each loan is compliant with anti-predatory lending statutes of the state governments and local municipalities as defined below and as updated from time to time during the term of the Statement of Work.

3.4.1	Arkansas

3.4.1.1	Arkansas Home Loan Protection Act, AR. Stat. Ann. § 23-53-101 et seq.

3.4.2	California

3.4.2.1	California Anti-Predatory Lending Statute, CA. Fin. Code § 4970 et seq.

3.4.2.2	California Higher Priced Mortgage Loan Statute, CA. Fin Code § 4995 et seq.

3.4.3	Colorado

3.4.3.1	Colorado Consumer Equity Protection Act, CO. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007)

3.4.3.2	Colorado Consumer Credit Code, CO. Rev. Stat. 5-1-101 et seq.

3.4.4	Connecticut

3.4.4.1	Connecticut Abusive Home Loan Lending Practices Act, CT. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, CT. House Bill 5577 (2008)

3.4.4.2	Connecticut Nonprime Home Loan Statute, CT. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949

3.4.5	District of Columbia

3.4.5.1	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. and DC Mortgage Disclosure Act of 2007

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3.4.6	Florida

3.4.6.1	Florida Fair Lending Act, FL. Stat. Ann. § 494.0078 et seq.

3.4.7	Georgia

3.4.7.1	Georgia Fair Lending Act, GA. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)

3.4.8	Idaho

3.4.8.1	Idaho Residential Mortgage Practices Act, ID. Code § 26-3101 et seq.

3.4.9	Illinois

3.4.9.1	Illinois High Risk Home Act, IL. Comp Stat. tit. 815, §§137/5 et seq.

3.4.9.2	Illinois High Risk Home Loan Regulations, 38 IL. Admin. Code § 345.10 et seq.

3.4.9.3	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

3.4.9.4	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

3.4.10	Indiana

3.4.10.1	Indiana Home Loan Practices Act, IN. Code § 24-9-1-1 et seq. and as amended by 2005 In. P.L. 141 § 6 P2013-011

3.4.11	Kansas

3.4.11.1	Kansas Consumer Credit Code, KS. Stat. Ann. § 16a-1-101 et seq. Sections 16a-1-301, 16a-3-207 and 16a-3-308a

3.4.12	Kentucky

3.4.12.1	Kentucky Anti-Predatory Lending Statute, KY. Rev. Stat. § 360.100 et seq. and as amended by KY. House Bill 552 (2008)

3.4.13	Maine

3.4.13.1	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A ME. Rev. Stat. Ann. §§ 8-101; 8-103(1); 8-206(8); 8-206A and ME. Legislative Document 1869 (2007).

3.4.14	Maryland

3.4.14.1	Maryland Commercial Law, MD. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by MD. Senate Bill 270 (2008) and Maryland Regulations under the MD. Mortgage Lender Law (2009)

3.4.14.2	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the MD. Mortgage Lender Law, MD. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; MD. Code Regs. §§ 09.03.06.01 et seq.

3.4.15	Massachusetts

3.4.15.1	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA. House Bill 4387 (2008) 20. MA. Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).

3.4.15.2	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 MA. Code Regs. §§ 32.00

3.4.15.3	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

3.4.15.4	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17)

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3.4.16	Michigan

3.4.16.1	Michigan Consumer Mortgage Protection Act, MI. Stat. Ann. § 445-1631 et seq.

3.4.17	Minnesota

3.4.17.1	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008)

3.4.18	Nebraska

3.4.18.1	Nebraska Mortgage Bankers Registration and Licensing Act, NE. Stat.§ 45-702 et seq.

3.4.19	Nevada

3.4.19.1	Nevada Anti-Predatory Lending Law, NV. Rev. Stat. § 598D.010 et seq. and as amended by AB 440 and 492

3.4.20	New Jersey

3.4.20.1	New Jersey Home Ownership Security Act of 2002, NJ. Stat. Ann. § C:46:10B-22 et seq. and as amended by PL. 2004, Ch. 84 § 1.

3.4.21	New Mexico

3.4.21.1	New Mexico Home Loan Protection Act, NM. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009)

3.4.22	New York

3.4.22.1	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001)

3.4.22.2	New York High Cost Home Loan Act, NY. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008). Banking Law Article 6-l (2003) and 6-m (2008)

3.4.23	North Carolina

3.4.23.1	North Carolina Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007)

3.4.24	Ohio

3.4.24.1	Ohio Anti-Predatory Lending Statute, OH. Rev. Code Ann. §§ 1349.25 to 1349.37and § 1.63 and as amended by S.B. 185.

3.4.24.2	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

3.4.25	Oklahoma

3.4.25.1	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003)

3.4.25.2	Oklahoma Higher –Priced Mortgage Loans Law, OK. Admin. Code §§ 160:45-9-1 et seq.

3.4.26	Pennsylvania

3.4.26.1	Pennsylvania Consumer Equity Protection Act, 63 PA. Cons. Stat. Ann. § 456.501 et seq.

3.4.27	Rhode Island

3.4.27.1	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

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3.4.27.2	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI. Gen. Laws. §§ 34-25.2-1 et seq., including the Emergency and Final Regulations

3.4.28	South Carolina

3.4.28.1	South Carolina High-Cost and Consumer Home Loans Act, SC. Code § 37-23-10 et seq.

3.4.28.2	South Carolina Consumer Protection Code, SC. Code 37-1-101 et seq.

3.4.29	Tennessee

3.4.29.1	Tennessee Home Loan Protection Act, TN. Code Annotated §§ 45-20-101 et seq., Title 47 et seq.

3.4.30	Texas

3.4.30.1	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.

3.4.31	Utah

3.4.31.1	Utah Residential Mortgage Practices Amendments, UT. Code Ann. § 61- 2c-102 et seq.

3.4.31.2	Utah High Cost Home Loan Act, UT. Code § 61-2d-101 et seq.

3.4.32	Vermont

3.4.32.1	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

3.4.33	Virginia

3.4.33.1	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), VA. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.

3.4.33.2	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), VA. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

3.4.34	Washington

3.4.34.1	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008

3.4.35	Wisconsin

3.4.35.1	Wisconsin Responsible High Cost Mortgage Lending Act, WI. Stat. § 428.202.

3.4.36	West Virginia

3.4.36.1	West Virginia Residential Mortgage Lender, Broker and Servicer Act, WV. Code § 31-17-1 et seq.

3.4.37	Wyoming

3.4.37.1	Wyoming Credit Code, WY. Stat. Ann. §§ 40-14-101 et seq.

3.5	National Flood Insurance Program

Verify that each loan adheres to the flood insurance requirements as outlined under the NFIP, including identification of flood zones and evidence of an adequate flood insurance policy.

3.6	Dodd-Frank Act

Review each mortgage for compliance with the rules established under the Dodd-Frank Act for Ability-to-Repay and Qualified Mortgage requirements. The review will consist of the following:

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3.6.1	Ability to Repay

Assess the Ability-to-Repay (“ATR”) of each borrower for transactions which fall outside of the Qualified Mortgage (“QM”) rule. The review will consist of the following:

3.6.1.1	ATR Verifications

Verification of the Ability-to-Repay shall be considered based on a review of the following criterial: (1) income and assets, (2) current employment status, (3) monthly payment on covered loan, (4) monthly payment on simultaneous loan, (5) monthly payment for mortgage related obligations, (6) current debt, alimony and child support, (7) DTI or residual income, and (8) credit history.

3.6.1.2	ATR Credit Exceptions

Verify that no lender based credit exceptions are present and/or approved.

3.6.1.3	ATR Rating

ATR test results will be provided by grading each loan’s ATR compliance as: ATR-Pass, ATR-Fail and ATR Exempt.

3.6.2	Qualified Mortgage

Evaluate each loan seeking QM status to validate compliance with requirements of the Qualified Mortgage (“QM”) regulations for Temporary Qualified Mortgages (“TQM”), Small Creditor Qualified Mortgages (“SCQM”) and Small Creditor Balloon Qualified Mortgages (“BQM”). This review will consist of the following:

3.6.2.1	Product Features

Verify that loans seeking QM status not allow for interest only loan terms, negative amortization loans, balloon terms or terms exceeding 30 years.

3.6.2.2	Debt-to-Income Ratios

Verify that debt-to-income ratios do not exceed 43%.

3.6.2.3	Points and Fees

Verify that loans seeking QM status do not contain charges to the borrower that exceed the 3 percent of the total loan amount for a loan greater than or equal to $100,000, $3,000 for a loan greater than or equal to $60,000 but less than $100,000, 5 percent of the total loan amount for a loan greater than or equal to $20,000 but less than $60,000, $1,000 for a loan greater than or equal to $12,500 but less than $20,000, or 8 percent of the total loan amount for a loan less than $12,500. (2014 – subject to annual adjustments in subsequent years)

3.6.3	Temporary Qualified Mortgage

Verify that loans made from the government and the GSEs meet all applicable guideline requirements in lieu of the 43% debt-to-income ratio cap including guidelines regarding: LTV/CLTV, DTI, Credit Score, Reserves, Max Loan Amount, the maximum cash out amount and minimum disposable income requirements.

3.6.4	QM & ATR Reporting

Upon review of the related documents and QM and ATR testing standards, verify the QM/ATR status in the credit rating agency format as follows:

3.6.4.1	QM – NonHPML

QM or TQM – Pass / HPML – No

3.6.4.2	QM – HPML

QM or TQM – Pass / HPML – Yes

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3.6.4.3	NonQM – Compliant

QM or TQM – Fail, Exempt / ATR – Compliant

3.6.4.4	NonQM – Noncompliant

QM or TQM – Fail, Exempt / ATR – Noncompliant

3.6.4.5	Not covered – Exempt

QM or TQM – Exempt / ATR – Exempt

3.6.5	Higher Priced Mortgage Loans

Determine whether each loan would be considered a Higher Priced Mortgage Loan (“HPML”). A loan APR which exceeds the Average Prime Offer Rate by 1.50% or more percentage points on conforming First Liens and 3.50% or more percentage points on Second Liens. For FHA TQM, the formula is modified to be the Average Prime Offer Rate plus 1.15%, plus the monthly MI premium factor.

3.6.5.1	Escrow Requirements

Verify that all HPML loans have escrow accounts established for the first five years of the life of the loan.

3.6.5.2	HPML Appraisal Rules

Verify that all HPML loans meet the following additional appraisal rules: borrower’s right to receive the appraisal report, written appraisal from a certified or licensed appraiser, evidence of an interior inspection, delivery of copies no later than 3 days from consummation, and a 2nd appraisal detailing improvements, market conditions and change in sale price for loans that meet the “flipping” definition.

3.6.6	Loan Originator Compensation

Verify disclosed compensation is permissible. Verify disclosed compensation in Points and Fees testing as appropriate. Verify Loan Originator and Loan Originator Organization licensing status as well as proper disclosure on the application, note and mortgage as per applicable Safe Act and Loan Originator regulations.

4.	Misrepresentation and Third Party Product Review

Validate that fraud reports and independent third party property valuations reports are in the file. The review will consist of the following:

4.1	Misrepresentation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

4.1.1	Signatures

Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

4.1.2	Alerts

Assess credit report alerts for accuracy and potential issues.

4.1.3	Social Security Numbers

Compare SSN(s) across all file documents.

4.1.4	Document Integrity

Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

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4.1.5	Data Consistency

Review the documents contained in the loan file for consistency of data.

4.1.6	Third Party Fraud Tools

To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

4.2	Properties in FEMA declared disaster zones.

If a FEMA declared disaster occured after the inspection date on the appraisal, Consultant reviewed the file to determine if an exterior inspection was completed to ensure:

4.2.1	No apparent damage to the property; and

4.2.2	Property appears to be occupied.

4.3	Property Valuation Review:

Reviewed each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance. If a variance of more than 10% was noted, ensured any required secondary valuation product was ordered and reviewed. Applied the appropriate rating agency grade after reviewing the required valuation products.

5.	Grading

Each loan and related loan level finding shall receive a grading in accordance with the standards set forth by Opus and its interpretation of the grading requirements established by the Nationally Recognized Statistical Rating Organizations as further defined below:

5.1	Fitch Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

5.2	Moody’s Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

5.3	Kroll Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

5.4	Standard & Poor’s Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

5.5	DBRS Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

Opus CMC	Privileged and Confidential	Page 13

Pool Details

Loan Type			Product Type
Type	Count	% of Pool	Type	Count	% of Pool
Non-Conforming	36	100.00%	ARM	21	58.33%
Conforming – GSE Eligible	0	0.00%	Fixed	15	41.67%
Total	36	100.00%	Total	36	100.00%

Interest Rate			Occupancy
Type	Count	% of Pool	Type	Count	% of Pool
2.250-2.499	0	0.00%	Primary	23	63.89%
2.500-2.999	0	0.00%	Second Home	2	5.56%
3.000-3.499	0	0.00%	Investment Property	11	30.56%
3.500-3.999	0	0.00%
4.000-4.499	0	0.00%	Total	36	100.00%
4.500-4.999	0	0.00%
5.000-5.499	3	8.33%
5.500-5.999	18	50.00%
6.000-6.499	15	41.67%
6.500-6.999	0	0.00%
7.00-7.499	0	0.00%
Total	36	100.00%
			Property Type
Purpose			Type	Count	% of Pool
Type	Count	% of Pool	Single Family Detached	19	52.78%
Cash out Refi	12	33.33%	Co-op	0	0.00%
Purchase	23	63.89%	Condo, Low Rise	4	11.11%
Rate / Term Refi	1	2.78%	Condo, High Rise	0	0.00%
Total	36	100.00%	PUD	9	25.00%
			1 Family Attached	1	2.78%
			2 Family	2	5.56%
			3 Family	1	2.78%
			4 Family	0	0.00%
			Total	36	100.00%

Opus CMC	Privileged and Confidential	Page 14

DTI
Type	Count	% of Pool
0.00-20.00	7	19.44%	LTV
20.01-30.00	1	2.78%	Type	Count	% of Pool
30.01-40.00	16	44.44%	0-30.00	1	2.78%
40.01-43.00	3	8.33%	30.01-40.00	3	8.33%
43.01-50.00	9	25.00%	40.01-50.00	0	0.00%
50.01 and Greater	0	0.00%	50.01-60.00	3	8.33%
Total	36	100.00%	60.01-70.00	12	33.33%
			70.01-80.00	17	47.22%
			80.01-90.00	0	0.00%
			Total	36	100.00%

QM Type
Type	Count	% of Pool
Non-QM/Compliant	25	69.44%
Non-QM/Non-Compliant	0	0.00%
Not Covered/Exempt	11	30.56%
Total	36	100.00%

Opus CMC	Privileged and Confidential	Page 15

Tape Discrepancies

Data Element	Count	Accuracy
Loan Purpose	1	97.22%
Property City	1	97.22%
Doc Type	12	66.67%
First Time Home Buyer	13	63.89%
Property Type	19	47.22%
DTI	24	33.33%
Application Date	0	0.00%
Appraised Value	0	0.00%
CLTV	0	0.00%
FICO	0	0.00%
Interest Rate	0	0.00%
LTV	0	0.00%
Occupancy	0	0.00%
Property Address	0	0.00%
Sales Price	0	0.00%
Self Employed	0	0.00%
Units	0	0.00%
Zip Code	0	0.00%
Debt Service Coverage	N/A	N/A

Grand Total	70

Opus CMC	Privileged and Confidential	Page 16

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Opus CMC	Privileged and Confidential	Page 17

Loan Review Findings

The following provides the final loan grade for the credit, compliance and property on review as well as an overall loan grade.

Final Overall Grade	Count
A	2
B	34
C	0
D	0
Total	36

Final Credit Grade	Count
A	33
B	3
C	0
D	0
Total	36

Final Compliance Grade	Count
A	2
B	34
C	0
D	0

Total	36

Final Property Grade	Count
A	36
B	0
C	0
D	0

Total	36

Opus CMC	Privileged and Confidential	Page 18

Loans Reviewed (36)

Client Loan	Client Loan	Client Loan	Client Loan
Number	Number	Number	Number
419823571	419823620	419823593	419823632
419823636	419823596	419823637	419823612
419823617	419823634	419823659	419823592
419823609	419823654	419823613	419823595
419823573	419823624	419823614	419823590
419823608	419823655	419823575	419823642
419823651	419823599	419823650	419823621
419823635	419823646	419823652	419823625
419823568	419823647	419823588	419823582

If you have any questions, please contact Elisha Werner at Elisha.Werner@opuscmc.com

Opus CMC	Privileged and Confidential	Page 19